Pioneer High Income Municipal Fund
Schedule of Investments  |  November 30, 2021

A: PIMAX	C: HICMX	Y: HIMYX

Schedule of Investments  |  11/30/21
(unaudited)
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation Depreciation	Value
	INVESTMENTS IN THE MASTER — 100.1%
	Investment Company — 100.1%
280,818,708(a)	Pioneer High Income Municipal Portfolio	$—	$923,205	$(3,842,518)	$2,097,821,027
	Total Investment Company (Cost $2,000,307,329)				$2,097,821,027

	TOTAL INVESTMENTS IN THE MASTER — 100.1% (Cost $2,000,307,329)				$2,097,821,027
	OTHER ASSETS AND LIABILITIES — (0.1%)				$(1,937,298)
	Net Assets — 100.0%				$2,095,883,729
(a)	Non-income producing security.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of November 30, 2021, in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Investment Company	$2,097,821,027	$—	$—	$2,097,821,027
Total Investments in the Master	$2,097,821,027	$—	$—	$2,097,821,027
During the three months ended November 30, 2021, there were no transfers in or out of  Level 3.
1Pioneer High Income Municipal Fund |  | 11/30/21